Convertible Notes Payable (Details Narrative) - USD ($)	Jan. 31, 2016	Jul. 31, 2014
Convertible Notes Payable Details Narrative
Debt face amount	$ 8,800	$ 76,000
Debt Convertible into common stock	8,800,000